	APPLIED FINANCE DIVIDEND FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
99.29%	COMMON STOCKS	Shares	Value

5.16%	COMMUNICATION SERVICES
	Fox Corp. Class A	15,309	$891,443
	Verizon Communications, Inc.	18,810	880,496
			1,771,939
7.68%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	4,383	892,291
	Hasbro, Inc.	9,539	896,094
	Home Depot, Inc.	2,556	848,490
			2,636,875
10.17%	CONSUMER STAPLES
	Ingredion, Inc.	8,088	804,432
	Molson Coors Beverage Co. Class B	20,110	835,772
	Target Corp.	6,599	953,490
	Unilever plc ADR	14,153	897,442
			3,491,136
5.66%	ENERGY
	Chevron Corp.	4,552	895,970
	Marathon Petroleum Corp.	3,311	1,047,832
			1,943,802
21.19%	FINANCIALS
	Ameriprise Financial, Inc.	1,675	914,282
	Huntington Bancshares	49,954	851,216
	JPMorgan Chase & Co.	2,593	912,191
	The PNC Financial Services Group, Inc.	3,557	888,788
	Prudential Financial, Inc.	7,489	914,257
	State Street Corp.	5,217	960,763
	The Travelers Companies, Inc.	2,598	972,587
	Truist Financial Corp.	16,578	859,404
			7,273,488
	APPLIED FINANCE DIVIDEND FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
15.67%	HEALTH CARE	Shares	Value

	Abbott Laboratories	8,513	$899,824
	Abbvie, Inc.	3,541	888,579
	Eli Lilly & Co.	771	885,756
	Johnson & Johnson	3,523	903,121
	Merck & Company, Inc.	7,072	920,774
	Novartis AG ADR	5,629	878,968
			5,377,022
10.67%	INDUSTRIALS
	Eaton Corp. plc	2,156	895,171
	Norfolk Southern Corp.	2,553	856,479
	PACCAR, Inc.	6,970	924,779
	RTX Corp.	4,578	985,277
			3,661,706
10.63%	INFORMATION TECHNOLOGY
	Accenture plc Class A	4,954	821,968
	Cisco Systems, Inc.	8,134	943,463
	HP, Inc.	31,673	863,723
	Microsoft Corp.	2,192	1,018,666
			3,647,820
2.33%	MATERIALS
	LyondellBasell Industries NV	12,897	800,646
2.80%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	18,939	958,882
7.33%	UTILITIES
	Public Service Enterprise Group, Inc.	10,963	840,643
	Sempra Energy	9,441	836,001
	UGI Corp.	23,196	837,840
			2,514,484
99.29%	TOTAL COMMON STOCKS		34,077,800
	(Cost: $26,086,856)
	APPLIED FINANCE DIVIDEND FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value
0.58%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund 3.550%(B)	199,449	$199,449
	(Cost: $199,449)
99.87%	TOTAL INVESTMENTS		34,277,249
	(Cost: $26,286,305)
0.13%	Other assets, net of liabilities		45,895
100.00%	NET ASSETS		$34,323,144

(B)Effective 7 day yield as of July 31,2026

ADR - Security represented is held by the custodian in the form of American Depositary Receipts. REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$34,077,800	$-	$-	$34,077,800
Money Market Funds	199,449	-	-	199,449
	$34,277,249	$-	$-	$34,277,249

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $26,286,305, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,144,381
Gross unrealized depreciation	(1,153,437)
Net unrealized appreciation (depreciation)	$7,990,944